Submission	Sep. 11, 2026
Submission [Line Items]
Central Index Key	0001808805
Registrant Name	Nautilus Biotechnology, Inc.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES